Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	MediaAlpha, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39671
Entity Tax Identification Number	85-1854133
Entity Address, Address Line One	700 South Flower Street
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	316-6256
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	MAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001818383
Amendment Flag	false